Business Combinations - Acquisitions Contributed Revenue and Net Earnings Before Tax (Detail) - Anesthesia services [member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of revenue [line items]
Revenue	$ 14,274,148	$ 18,567,366
Net earnings (loss) before tax	3,746,763	6,266,973
Amortization	4,877,991	4,922,336
Austin Gastroenterology Anesthesia Associates, PLLC ("AGAA") [member]
Disclosure of revenue [line items]
Revenue		11,593,180
Net earnings (loss) before tax		5,643,814
Amortization		1,924,073
Community Anesthesia, PLLC ("Community") [member]
Disclosure of revenue [line items]
Revenue		4,482,059
Net earnings (loss) before tax		(348,740)
Amortization		2,272,773
Arapahoe Gastroenterology Anesthesia Associates, LLC ("Arapahoe") [member]
Disclosure of revenue [line items]
Revenue		2,492,127
Net earnings (loss) before tax		971,899
Amortization		$ 725,490
DDAB LLC [member]
Disclosure of revenue [line items]
Revenue	3,244,190
Net earnings (loss) before tax	(414,599)
Amortization	2,106,364
Osceola Gastroenterology Anesthesia Associates, LLC [member]
Disclosure of revenue [line items]
Revenue	1,829,591
Net earnings (loss) before tax	(92,803)
Amortization	897,702
West Florida Anesthesia Associates, LLC [member]
Disclosure of revenue [line items]
Revenue	1,315,951
Net earnings (loss) before tax	504,231
Amortization	294,616
Central Colorado Anesthesia Associates, LLC [member]
Disclosure of revenue [line items]
Revenue	3,963,932
Net earnings (loss) before tax	2,101,049
Amortization	669,780
Raleigh Sedation Associates, LLC & Blue Ridge Sedation Associates, PLLC [member]
Disclosure of revenue [line items]
Revenue	3,196,268
Net earnings (loss) before tax	1,358,055
Amortization	781,751
Alamo Sedation Associates, LLC [member]
Disclosure of revenue [line items]
Revenue	724,216
Net earnings (loss) before tax	290,830
Amortization	$ 127,778